RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of October 8, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 20,125,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 8,000,000 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”, which are discussed in Note 4, Note 5, Note 8 and Note 9). The Company previously accounted for the Warrants as components of equity.
In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Consolidated Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Consolidated Statement of Operations in the period of change.
After consultation with the Company’s independent registered public accounting firm, the Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from July 10, 2020 (inception) through December 31, 2020, as previously reported in its Form 10-K. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.
Additionally, the Company revised the Consolidated Statement of Changes in Stockholders’ Equity to present temporary equity separate from permanent equity, which allows for better alignment to the Consolidated Balance Sheet presentation. Accordingly, the Company revised the financial statement name to Consolidated Statement of Changes in Temporary Equity and Permanent Equity to reflect this presentation change.
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Consolidated Balance Sheet as of October 14, 2020
Warrant liabilities	$—	$44,156,250	$44,156,250
Total liabilities	28,347,861	44,156,250	72,504,111
Class A ordinary shares subject to possible redemption	773,360,930	(44,156,250)	729,204,680
Class A ordinary shares	316	442	758
Additional paid-in capital	$5,002,679	$(442)	$5,002,237

Consolidated Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$99,281,250	$99,281,250

Total liabilities	28,358,450	99,281,250	127,639,700
Class A ordinary shares subject to possible redemption	772,719,537	(99,281,243)	673,438,294
Class A ordinary shares	323	993	1,316
Additional paid-in capital	5,644,065	55,124,000	60,768,065
Accumulated deficit	(646,393)	(55,125,000)	(55,771,393)
Total permanent equity	$5,000,008	$(7)	$5,000,001

Consolidated Statement of Operations for the Period From July 10, 2020 (Inception) through December 31, 2020
Change in fair value of warrant liabilities	$—	$(55,125,000)	$(55,125,000)
Other income (expense), net	17,218	(55,125,000)	(55,107,782)
Net loss	(646,393)	(55,125,000)	(55,771,393)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	77,306,600	(4,386,132)	72,920,468
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	20,095,027	1,979,418	22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.03)	$(2.50)	$(2.53)

Consolidated Statement of Cash Flows for the Period From July 10, 2020 (Inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(646,393)	$(55,125,000)	$(55,771,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	55,125,000	55,125,000
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	$—	$44,156,250	$44,156,250